Summary of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	9 Months Ended
Sep. 30, 2012
Stock Option
Number of Shares
Beginning Balance	2,534,310
Granted	829,823
Vested	(935,114)
Forfeited	(273,292)
Ending Balance	2,155,727
Weighted Average Exercise Price
Beginning Balance	$ 23.30
Granted	$ 21.93
Vested	$ 24.30
Forfeited	$ 23.55
Ending Balance	$ 22.31
Weighted Average Fair Value
Beginning Balance	$ 9.11
Granted	$ 9.56
Vested	$ 9.16
Forfeited	$ 9.06
Ending Balance	$ 9.11